UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund: BlackRock Strategic Municipal Trust (BSD)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 121.4%

Alabama — 2.0%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	$1,115	$1,359,664
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	655	730,214

		2,089,878
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	355	365,157

Arizona — 1.1%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,190,860

California — 10.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 04/01/19(a)	720	755,669
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	1,010	1,109,677
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	400	452,064
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	45	49,202
5.25%, 08/15/49	115	124,900
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	475	512,359
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(b)	500	537,430
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	1,875	2,010,056
5.25%, 05/15/39	250	261,630

Security	Par (000)	Value
California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$110	$131,783
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	325	325,000
State of California, GO, Various Purposes:
6.00%, 03/01/33	800	872,944
6.50%, 04/01/33	650	686,406
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	240	270,830
Sub-Series I-1, 6.38%, 11/01/19(a)	375	407,149
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	915	1,050,942
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	1,030	1,032,987
5.13%, 06/01/46	560	560,969

		11,151,997
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	680	707,765
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,482,264
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	320	343,629

		2,533,658
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	865,838
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,210	1,259,658

		2,125,496
District of Columbia — 1.9%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	690	748,201

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	$160	$167,437
5.25%, 10/01/44	1,000	1,049,200

		1,964,838
Florida — 1.9%
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	950	1,129,769
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	725	806,468

		1,936,237
Georgia — 0.9%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power Corporation Vogtle Project, Series C, 4.13%, 11/01/45	240	239,791
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	160	185,675
Dahlonega Downtown Development Authority, Refunding RB, North Georgia MAC, LLC Project:
3.00%, 07/01/35	95	89,557
3.13%, 07/01/40	100	93,173
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	280,847

		889,043
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	425	456,552

Illinois — 22.0%
Chicago Board of Education, GO, Refunding Dedicated Revenues:
Series D, 5.00%, 12/01/27	280	296,024
Series D, 5.00%, 12/01/31	150	156,138
Series F, 5.00%, 12/01/22	205	217,704
Series G, 5.00%, 12/01/44	150	153,738
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	550	566,907
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	1,000	1,066,300

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(a)	$645	$717,833
5.63%, 01/01/35	155	170,085
Series A, 5.75%, 01/01/21(a)	1,260	1,406,740
Series A, 5.75%, 01/01/39	240	264,415
Series C, 6.50%, 01/01/21(a)	1,855	2,110,470
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	359,162
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,040	1,116,575
County of Cook Illinois Community College District No. 508, GO:
City College of Chicago, 5.50%, 12/01/38	245	261,175
City Colleges of Chicago (BAM), 5.00%, 12/01/47	690	753,218
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project:
5.00%, 02/15/47	90	97,895
5.00%, 02/15/50	45	48,390
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	334,338
Central Dupage Health, Series B, 5.50%, 11/01/19(a)	2,500	2,669,950
Presence Health Network, Series C, 5.00%, 02/15/41	1,600	1,759,792
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/44(c)	2,980	950,680
Series B (AGM), 5.00%, 06/15/50	1,280	1,346,189
Series B-2, 5.00%, 06/15/50	795	815,479
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	175	196,380
6.00%, 06/01/21	940	1,069,993
State of Illinois, GO:
5.00%, 03/01/37	455	466,957
Series A, 5.00%, 04/01/35	1,000	1,033,450
Series A, 5.00%, 04/01/38	1,135	1,171,377
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)	200	210,152
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/38	730	812,453

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	$310	$338,982

		22,938,941
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	245	289,345
7.00%, 01/01/44	1,090	1,292,806
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,131,180
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	140	150,200
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	465	497,457
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	125	134,931
Sisters of St. Francis Health Services, 5.25%, 11/01/19(a)	270	287,439
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	350	359,118
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(a)	350	364,630
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	400	447,892

		4,954,998
Iowa — 1.4%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	890	890,000
Midwestern Disaster Area, 5.25%, 12/01/25	145	153,253
Midwestern Disaster Area, 5.88%, 12/01/26(b)	130	137,257
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	270	281,783

		1,462,293
Kentucky — 4.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	325	348,234

Security	Par (000)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(c)	$5,000	$4,077,850
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(e)	375	346,005

		4,772,089
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,174,352
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	320	344,000
5.25%, 05/15/31	270	292,207
5.25%, 05/15/32	345	377,151
5.25%, 05/15/33	375	406,639
5.25%, 05/15/35	160	174,042

		2,768,391
Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	135	147,666
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	677,398
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	690	778,030

		1,603,094
Massachusetts — 3.0%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	540	604,622
UMass Boston Student Housing Project, 5.00%, 10/01/48	600	654,552
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(b)	445	445,320
Massachusetts HFA, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,350	1,407,294

		3,111,788

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan — 4.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	$1,925	$2,092,802
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	465	518,275
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(a)	240	260,189
5.50%, 05/15/36	195	207,375
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	275	300,187
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	1,000	1,039,570

		4,418,398
Mississippi — 0.3%
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Facilities Refinancing, Series A, 4.00%, 08/01/43	260	269,149

Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	89,536
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	330	345,094

Security	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	$80	$86,607

		521,237
Montana — 0.4%
Montana State Board of Regents, RB, Montana State University Facilities Improvement(f):
3.00%, 11/15/33	140	136,041
3.38%, 11/15/47	265	258,894

		394,935
Nebraska — 1.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 09/01/37	260	292,196
5.00%, 09/01/42	455	506,433
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 01/01/40	720	754,286

		1,552,915
New Jersey — 10.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	320	340,659
5.25%, 11/01/44	610	646,521
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	340	341,513
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(g)(h)	645	6,772
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,090	1,206,510
Continental Airlines, Inc. Project, 5.25%, 09/15/29	145	158,617
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 01/01/43	500	554,465
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	775	885,926
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	705	789,163
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(a)	1,020	1,157,414

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey State Turnpike Authority, RB (continued):
Series A, 5.00%, 01/01/43	$605	$667,025
Series E, 5.25%, 01/01/19(a)	1,355	1,402,438
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	500	555,520
Transportation Program, Series AA, 5.00%, 06/15/45	415	439,883
Transportation System, Series A, 5.50%, 06/15/41	575	610,288
Transportation System, Series B, 5.25%, 06/15/36	790	834,319
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	165	183,787
South Jersey Port Corp., ARB, Sub Marine Terminal, Series B, AMT, 5.00%, 01/01/37	155	166,658
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	60	59,143

		11,006,621
New York — 8.8%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	770	847,416
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	500	531,780
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	600	619,854
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	281	301,349
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	864,075
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/42	1,070	1,111,141

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	$385	$412,570
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	1,365	1,466,324
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	105	115,114
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	265	290,742
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	1,000	1,098,520
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 08/01/20	250	266,477
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(b)	330	330,238
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	453,468
6.00%, 12/01/42	395	436,301

		9,145,369
North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(a)	440	459,963
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	185	218,450

		678,413
Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	65	62,887
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	210	232,357

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 05/01/19(a)	$310	$323,271
Series A, 5.00%, 05/01/39	575	586,747

		1,205,262

Oklahoma — 1.4%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	765	839,312
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	585	661,857

		1,501,169
Oregon — 0.9%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	395	174,776
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project, 5.00%, 07/01/44	715	783,604

		958,380
Pennsylvania — 2.7%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	200	218,554
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	650	720,493
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	631,734
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	480	507,629
Pennsylvania HFA, RB, ACE, M/F Housing, Series 125B, AMT, 3.70%, 10/01/47	410	397,749
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	386,862

		2,863,021

Security	Par (000)	Value
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	$255	$234,598
5.63%, 05/15/43	920	840,852

		1,075,450
Rhode Island — 2.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	830	841,338
5.00%, 06/01/50	1,580	1,647,813

		2,489,151
South Carolina — 2.8%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/40	1,040	1,116,190
AMT, 5.25%, 07/01/55	405	449,522
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,220	1,360,349

		2,926,061
Tennessee — 0.4%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	430	460,741

Texas — 12.1%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	680	766,754
Sub-Lien, 5.00%, 01/01/33	115	125,268
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20(a)	220	238,645
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 07/01/39	485	492,741
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	135	148,165
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(a)	2,585	2,731,880
6.00%, 11/15/35	145	153,316

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	$230	$264,003
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	145	178,920
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38(c)	4,750	1,806,757
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	4,485	1,973,355
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(a):
6.00%, 08/15/20	95	105,147
6.00%, 08/15/20	1,175	1,302,053
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(a)	500	536,400
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Children’s Health System, Series A, 4.00%, 08/15/40	135	138,228
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(a)(c)	640	273,805
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	450	491,418
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	555,170
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	275	299,120

		12,581,145
Virginia — 3.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	165	170,844
5.13%, 03/01/31	320	334,518
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(f)	1,405	1,659,853

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.25%, 01/01/32	$250	$275,695
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,320	1,490,109
Transform 66 P3 Project, 5.00%, 12/31/52	90	99,300

		4,030,319
Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	235	260,940
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	715	787,701

		1,048,641
Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	975	1,028,586

Total Municipal Bonds — 121.4% (Cost — $117,136,496)		126,470,273

Municipal Bonds Transferred to Tender Option Bond Trusts (i) — 45.6%

Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	780	813,099

California — 9.0%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(a)(j)	855	877,002
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(a)	2,970	3,151,051
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,000	2,249,890

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	$2,160	$2,490,163
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	553	584,479

		9,352,585
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health(a):
Series C-3 (AGM), 5.10%, 04/29/18	1,210	1,220,654
Series C-7 (AGM), 5.00%, 05/01/18	780	786,681
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,180	1,219,754

		3,227,089
Georgia — 1.0%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System, 4.00%, 08/15/48(d)	1,025	1,047,117

Idaho — 1.3%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,330	1,391,426

Illinois — 2.1%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,997	2,226,033

Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	789,519

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(a)(j)	645	676,443

New York — 9.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	510	536,648
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(j)	500	548,071
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,000	2,295,095

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$3,375	$3,750,790
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	2,030	2,286,794
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	810	928,414

		10,345,812
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	800	894,048

Pennsylvania — 4.0%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,160,052
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,379	1,597,403
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,280	1,457,747

		4,215,202
Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,532	1,578,125

Texas — 5.2%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	780	866,129
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(j):
5.00%, 08/15/19(a)	1,214	1,269,718
5.00%, 08/15/38	928	971,224
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,191,224
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	975	1,090,726

		5,389,021
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,155	1,205,931

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia — 1.7%
University of Virginia, Refunding RB, General, 5.00%, 06/01/18(a)	$1,785	$1,805,940

Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19(a)	2,400	2,483,112

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.6% (Cost — $45,915,191)		47,440,502

Total Long-Term Investments — 167.0% (Cost — $163,051,687)		$173,910,775

Security	Shares	Value
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(k)(l)	149,440	$149,455

Total Short-Term Securities — 0.1% (Cost — $149,455)		149,455

Total Investments — 167.1% (Cost — $163,201,142)		174,060,230
Other Assets Less Liabilities — 0.7%		693,155
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.6)%		(27,713,913)
VMTP Shares at Liquidation Value Costs — (41.2)%		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$104,139,472

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire between May 7, 2018 to February 15, 2031, is $ 4,050,255.
(k)	Annualized 7-day yield as of period end.
(l)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	512,707	(363,267)	149,440	$149,455	$2,732	$(43)	$—

(a)	Includes net capital gain distributions, if applicable.

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Strategic Municipal Trust (BSD)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	16	03/20/18	$1,945	$45,507
Long U.S. Treasury Bond	46	03/20/18	6,799	219,766
5-Year U.S. Treasury Note	16	03/29/18	1,835	26,487

				$291,760

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10

Schedule of Investments (unaudited) (concluded) January 31, 2018	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$173,910,775	$—	$173,910,775
Short-Term Securities	149,455	—	—	149,455

Total	$149,455	$173,910,775	$—	$174,060,230

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$291,760	$—	$—	$291,760

(a)	See above Schedule of Investments for values in each state or political subdivision
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(27,626,003)	$—	$(27,626,003)
VMTP Shares at Liquidation Value	—	(42,900,000)	—	(42,900,000)

	$—	$(70,526,003)	$—	$(70,526,003)

During the period ended January 31, 2018, there were no transfers between levels.

11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Trust

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Trust

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Trust

Date: March 21, 2018